Supplemental Guarantor Infromation Supplemental Guarantor Information (Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 11,304	$ 17,317	$ 12,817	$ 12,429	$ 13,096	$ 50,181
Accounts receivable - affiliates	0	0		0
Accounts receivable - trade	188,761	236,429		220,752
Inventories	538,222	513,065		444,062
Prepaid expenses and other current assets	58,087	56,190		54,707
Total current assets	796,374	823,001		731,950
Investment in affiliates	0	0		0
Property, plant and equipment	831,703	833,907		776,884
Deferred income taxes	5,876	6,157		7,931
Goodwill	497,681	498,261		498,681	499,238
Notes receivable - affiliate	0	0		0
Other assets	130,513	136,589		152,920
Total Assets	2,262,147	2,297,915		2,168,366
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - affiliate	0	0		0
Accounts payable - trade	94,437	128,120		148,655
Short-term debt	2,102	8,426		14,168
Accrued income and other taxes	28,682	30,923		44,330
Supply chain financing liability	12,659	26,962		29,930
Other accrued liabilities	58,784	50,953		40,170
Total current liabilities	196,664	245,384		277,253
Long-term debt - affiliate	0	0		0
Long-term debt - third party	551,886	535,709		387,624
Other long-term obligations	121,587	125,005		131,300
Deferred income taxes	38,301	41,966		32,245
Stockholders' equity	1,353,709	1,349,851		1,339,944	1,229,726	577,059
Total Liabilities and Stockholders' Equity	2,262,147	2,297,915		2,168,366
Parent Company [Member]
ASSETS
Cash and cash equivalents	0	0	0	366	0	0
Accounts receivable - affiliates	30,662	26,399		26,356
Accounts receivable - trade	0	0		0
Inventories	0	0		0
Prepaid expenses and other current assets	0	0		0
Total current assets	30,662	26,399		26,722
Investment in affiliates	1,734,660	1,728,316		1,667,938
Property, plant and equipment	0	0		0
Deferred income taxes	0	0		0
Goodwill	0	0		0
Notes receivable - affiliate	66,929	66,869		0
Other assets	5,132	5,218		0
Total Assets	1,837,383	1,826,802		1,694,660
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - affiliate	0	0		507
Accounts payable - trade	12	273		0
Short-term debt	0	0		0
Accrued income and other taxes	0	597		18,548
Supply chain financing liability	0	0		0
Other accrued liabilities	6,959	2,178		0
Total current liabilities	6,971	3,048		19,055
Long-term debt - affiliate	0	0		169,656
Long-term debt - third party	466,983	464,183		153,442
Other long-term obligations	0	0		0
Deferred income taxes	9,720	9,720		12,563
Stockholders' equity	1,353,709	1,349,851		1,339,944
Total Liabilities and Stockholders' Equity	1,837,383	1,826,802		1,694,660
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	3,283	4,425	3,646	3,503	4,365	23,834
Accounts receivable - affiliates	33,770	38,116		10,773
Accounts receivable - trade	55,291	78,053		73,048
Inventories	181,343	159,217		182,125
Prepaid expenses and other current assets	16,000	13,681		20,678
Total current assets	289,687	293,492		290,127
Investment in affiliates	872,806	868,063		808,130
Property, plant and equipment	527,251	523,818		467,513
Deferred income taxes	0	0		3,827
Goodwill	293,162	293,162		293,161
Notes receivable - affiliate	22,414	22,413		181,398
Other assets	62,093	65,269		76,825
Total Assets	2,067,413	2,066,217		2,120,981
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - affiliate	53,596	55,349		48,842
Accounts payable - trade	31,600	33,126		56,454
Short-term debt	173	171		7,666
Accrued income and other taxes	2,987	3,948		4,213
Supply chain financing liability	0	0		0
Other accrued liabilities	22,493	15,597		12,121
Total current liabilities	110,849	108,191		129,296
Long-term debt - affiliate	66,929	66,869		0
Long-term debt - third party	63,646	70,190		232,862
Other long-term obligations	84,829	86,026		90,885
Deferred income taxes	6,500	6,625		0
Stockholders' equity	1,734,660	1,728,316		1,667,938
Total Liabilities and Stockholders' Equity	2,067,413	2,066,217		2,120,981
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	8,021	12,892	9,171	8,560	8,731	26,347
Accounts receivable - affiliates	22,927	29,177		22,485
Accounts receivable - trade	133,470	158,376		147,704
Inventories	356,879	353,848		261,937
Prepaid expenses and other current assets	42,087	42,509		34,029
Total current assets	563,384	596,802		474,715
Investment in affiliates	0	0		0
Property, plant and equipment	304,452	310,089		309,371
Deferred income taxes	5,876	6,157		7,931
Goodwill	204,519	205,099		205,520
Notes receivable - affiliate	0	0		0
Other assets	63,288	66,102		76,095
Total Assets	1,141,519	1,184,249		1,073,632
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - affiliate	33,763	38,343		10,265
Accounts payable - trade	62,825	94,721		92,201
Short-term debt	1,929	8,255		6,502
Accrued income and other taxes	25,695	26,378		21,569
Supply chain financing liability	12,659	26,962		29,930
Other accrued liabilities	29,332	33,178		28,049
Total current liabilities	166,203	227,837		188,516
Long-term debt - affiliate	22,414	22,413		11,742
Long-term debt - third party	21,257	1,336		1,320
Other long-term obligations	36,758	38,979		40,415
Deferred income taxes	22,081	25,621		23,509
Stockholders' equity	872,806	868,063		808,130
Total Liabilities and Stockholders' Equity	1,141,519	1,184,249		1,073,632
Consolidating Entries and Eliminations [Member]
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable - affiliates	(87,359)	(93,692)		(59,614)
Accounts receivable - trade	0	0		0
Inventories	0	0		0
Prepaid expenses and other current assets	0	0		0
Total current assets	(87,359)	(93,692)		(59,614)
Investment in affiliates	(2,607,466)	(2,596,379)		(2,476,068)
Property, plant and equipment	0	0		0
Deferred income taxes	0	0		(3,827)
Goodwill	0	0		0
Notes receivable - affiliate	(89,343)	(89,282)		(181,398)
Other assets	0	0		0
Total Assets	(2,784,168)	(2,779,353)		(2,720,907)
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - affiliate	(87,359)	(93,692)		(59,614)
Accounts payable - trade	0	0		0
Short-term debt	0	0		0
Accrued income and other taxes	0	0		0
Supply chain financing liability	0	0		0
Other accrued liabilities	0	0		0
Total current liabilities	(87,359)	(93,692)		(59,614)
Long-term debt - affiliate	(89,343)	(89,282)		(181,398)
Long-term debt - third party	0	0		0
Other long-term obligations	0	0		0
Deferred income taxes	0	0		(3,827)
Stockholders' equity	(2,607,466)	(2,596,379)		(2,476,068)
Total Liabilities and Stockholders' Equity	$ (2,784,168)	$ (2,779,353)		$ (2,720,907)